UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA SELECT TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005




COMMON STOCK - 97.7%
NUMBER OF SHARES                                                                          MARKET VALUE

Computers - 13.3%
   *800   Apple Computer, Inc.                                                                  42,888
  1,000   Electronic Data Systems Corp.                                                         22,440
 *3,000   EMC Corp.                                                                             38,820
  2,000   Hewlett-Packard Co.                                                                   58,400
 *1,000   SanDisk Corp.                                                                         48,250
                                                                                        --------------
                                                                                               210,798
Electronic Components-Semiconductor - 19.5%
 *1,000   Broadcom Corp. - CL A                                                                 46,910
  3,000   Intel Corp.                                                                           73,950
    800   Microchip Technology, Inc.                                                            24,096
  3,000   National Semiconductor Corp.                                                          78,900
 *1,000   NVIDIA Corp.                                                                          34,280
  1,500   Texas Instruments, Inc.                                                               50,850
                                                                                        --------------
                                                                                               308,986
Electronics - 3.4%
   *800   Jabil Circuit, Inc.                                                                   24,736
  3,000   Symbol Technologies, Inc.                                                             29,040
                                                                                        --------------
                                                                                                53,776
Internet - 16.5%
 *1,000   Amazon.com, Inc.                                                                      45,300
 *1,000   Check Point Software Technologies Ltd                                                 24,320
   *300   Google, Inc. - CL A                                                                   94,938
 *1,500   McAfee, Inc.                                                                          47,130
 *1,500   Yahoo! Inc.                                                                           50,760
                                                                                        --------------
                                                                                               262,448
Semiconductor Components-Integrated Circuits - 9.8%
  1,000   Analog Devices, Inc.                                                                  37,140
 *2,000   Cypress Semiconductor Corp.                                                           30,100
 *1,000   Marvell Technology Group Ltd                                                          46,110
  1,000   Maxim Integrated Products, Inc.                                                       42,650
                                                                                        --------------
                                                                                               156,000
Semiconductor Equipment - 2.1%
  2,000   Applied Materials, Inc.                                                               33,920
                                                                                        --------------
                                                                                                33,920
Software - 11.0%
 *2,000   BMC Software, Inc.                                                                    42,200
 *1,000   Electronic Arts, Inc.                                                                 56,890
  2,000   Microsoft Corp.                                                                       51,460
 *2,000   Oracle Corp.                                                                          24,780
                                                                                        --------------
                                                                                               175,330
Telecommunications - 22.1%
 *1,500   Cisco Systems, Inc.                                                                   26,895
 *1,000   Comverse Technology, Inc.                                                             26,270
  1,700   Corning, Inc.                                                                         32,861
*15,000   Lucent Technologies, Inc.                                                             48,750
  3,500   Motorola, Inc.                                                                        77,315
  1,200   Qualcomm, Inc.                                                                        53,700
  1,000   Scientific-Atlanta, Inc.                                                              37,510
  2,000   Sprint Nextel Corp.                                                                   47,560
                                                                                        --------------
                                                                                               350,861

                                                                                        --------------

TOTAL COMMON STOCK                                                                           1,552,119
   (COST $1,263,934)(a)


VARIABLE DEMAND NOTES - 3.0%
PRINCIPAL AMOUNT

    200   American Family Financial Services Co. - 3.442%                                          200
 48,000   Wisconsin Corp. Central Credit Union - 3.510%                                         48,000
                                                                                        --------------

TOTAL VARIABLE DEMAND NOTES                                                                     48,200
   (COST $48,200)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.7%                                                                   1,600,319
   (COST $1,312,134)

OTHER NET ASSETS LESS LIABILITIES - (0.7%)                                                     (11,632)
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $1,588,687

                                                                                        ==============



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $308,556 and aggregate gross unrealized depreciation is $20,371 resulting in net unrealized appreciation of $288,185.

*  Non-income producing security.






MONETTA MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005



COMMON STOCK - 97.6%
NUMBER OF SHARES                                                                          MARKET VALUE

Apparel - 0.4%
 *1,000   Coach, Inc.                                                                          $31,360
                                                                                        --------------
                                                                                                31,360
Auto Parts & Equipment - 0.8%
  1,000   BorgWarner, Inc.                                                                      56,460
                                                                                        --------------
                                                                                                56,460
Biotechnology - 3.0%
 *2,000   Celgene Corp.                                                                        108,640
 *3,000   Human Genome Sciences, Inc.                                                           40,770
 *1,000   Millipore Corp.                                                                       62,890
                                                                                        --------------
                                                                                               212,300
Building Materials - 2.1%
  2,000   American Standard Companies, Inc.                                                     93,100
  1,000   York Int'l Corp.                                                                      56,070
                                                                                        --------------
                                                                                               149,170
Chemicals - 3.8%
  2,000   Lubrizol Corp.                                                                        86,660
  2,000   Lyondell Chemical Co.                                                                 57,240
  2,000   RPM Int'l, Inc.                                                                       36,800
  2,000   The Sherwin-Williams Co.                                                              88,140
                                                                                        --------------
                                                                                               268,840
Coal - 1.0%
  1,000   Arch Coal, Inc.                                                                       67,500
                                                                                        --------------
                                                                                                67,500
Commercial Services - 5.6%
 *2,000   ChoicePoint, Inc.                                                                     86,340
 *2,000   Iron Mountain, Inc.                                                                   73,400
  2,000   McKesson Corp.                                                                        94,900
 *1,000   Pharmaceutical Product Development, Inc.                                              57,510
  6,000   The ServiceMaster Co.                                                                 81,240
                                                                                        --------------
                                                                                               393,390
Computers - 2.3%
 *2,000   Cognizant Technology Solutions Corp. - CL A                                           93,180
 *1,500   Computer Sciences Corp.                                                               70,965
                                                                                        --------------
                                                                                               164,145
Diversified Financial Services - 5.3%
    500   The Chicago Mercantile Exchange                                                      168,650
 *7,000   E*TRADE Financial Corp.                                                              123,200
  2,500   Raymond James Financial, Inc.                                                         80,300
                                                                                        --------------
                                                                                               372,150
Electric - 4.0%
  2,000   Ameren Corp.                                                                         106,980
  5,000   CenterPoint Energy, Inc.                                                              74,350
  1,000   DTE Energy Co.                                                                        45,860
  1,000   FirstEnergy Corp.                                                                     52,120
                                                                                        --------------
                                                                                               279,310
Electrical Component & Equipment - 0.7%
  2,000   American Power Conversion Corp.                                                       51,800
                                                                                        --------------
                                                                                                51,800
Electronics - 2.4%
  1,000   Garmin Ltd                                                                            67,830
 *2,000   Thermo Electron Corp.                                                                 61,800
 *1,000   Waters Corp.                                                                          41,600
                                                                                        --------------
                                                                                               171,230
Engineering & Construction - 1.8%
  2,000   Chicago Bridge & Iron Co.                                                             62,180
 *1,000   Jacobs Engineering Group, Inc.                                                        67,400
                                                                                        --------------
                                                                                               129,580
Entertainment - 0.7%
 *1,500   Penn National Gaming, Inc.                                                            46,665
                                                                                        --------------
                                                                                                46,665
Food - 1.6%
 *5,000   Del Monte Foods Co.                                                                   53,650
 *2,000   Smithfield Foods, Inc.                                                                59,360
                                                                                        --------------
                                                                                               113,010
Hand/Machine Tools - 1.2%
  1,000   Black & Decker Corp.                                                                  82,090
                                                                                        --------------
                                                                                                82,090
Healthcare-Products - 3.6%
 *3,000   Cytyc Corp.                                                                           80,550
 *2,000   St. Jude Medical, Inc.                                                                93,600
  1,000   The Cooper Companies, Inc.                                                            76,610
                                                                                        --------------
                                                                                               250,760
Healthcare-Services - 7.8%
 *1,000   Community Health Systems, Inc.                                                        38,810
 *2,000   Covance, Inc.                                                                         95,980
 *1,000   Coventry Health Care, Inc.                                                            86,020
 *1,000   Davita, Inc.                                                                          46,070
 *1,200   Health Net, Inc.                                                                      56,784
 *1,000   Intuitive Surgical, Inc.                                                              73,290
 *1,000   Laboratory Corp. of America Holdings                                                  48,710
  2,000   Quest Diagnostics, Inc.                                                              101,080
                                                                                        --------------
                                                                                               546,744
Insurance - 3.7%
  3,000   Marsh & McLennan Companies, Inc.                                                      91,170
  1,000   MBIA, Inc.                                                                            60,620
  2,000   SAFECO Corp.                                                                         106,760
                                                                                        --------------
                                                                                               258,550
Internet - 3.0%
 *2,000   Monster Worldwide, Inc.                                                               61,420
 *2,000   McAfee, Inc.                                                                          62,840
*10,000   TIBCO Software, Inc.                                                                  83,600
                                                                                        --------------
                                                                                               207,860
Lodging - 3.0%
  1,500   Harrah's Entertainment, Inc.                                                          97,785
  2,000   Hilton Hotels Corp.                                                                   44,640
  1,000   Station Casinos, Inc.                                                                 66,360
                                                                                        --------------
                                                                                               208,785
Media - 5.0%
 *5,000   Liberty Media Corp. - CL A                                                            40,250
*10,000   Sirius Satellite Radio, Inc.                                                          65,500
  2,000   The New York Times Co.                                                                59,500
  7,000   The Reader's Digest Association, Inc.                                                111,790
 *2,000   XM Satellite Radio Holdings, Inc. - CL A                                              71,820
                                                                                        --------------
                                                                                               348,860
Metal Fabricate/Hardware - 1.0%
  2,000   Commercial Metals Co.                                                                 67,480
                                                                                        --------------
                                                                                                67,480
Miscellaneous Manufacturing - 0.7%
  1,000   Actuant Corp. - CL A                                                                  46,800
                                                                                        --------------
                                                                                                46,800
Oil & Gas - 8.5%
  3,000   Chesapeake Energy Corp.                                                              114,750
 *1,500   Southwestern Energy Co.                                                              110,100
  2,000   Valero Energy Corp.                                                                  226,120
  3,333   XTO Energy, Inc.                                                                     151,052
                                                                                        --------------
                                                                                               602,022
Pharmaceuticals - 4.5%
 *1,000   Barr Pharmaceuticals, Inc.                                                            54,920
 *1,500   Caremark RX, Inc.                                                                     74,895
  1,000   Omnicare, Inc.                                                                        56,230
  1,500   Shire Pharmaceuticals Group - PLC - SP ADR (b)                                        55,485
 *2,000   Watson Pharmaceuticals, Inc.                                                          73,220
                                                                                        --------------
                                                                                               314,750
Pipelines - 1.2%
  2,500   National Fuel Gas Co.                                                                 85,500
                                                                                        --------------
                                                                                                85,500
Retail - 3.4%
 *2,000   Chico's FAS, Inc.                                                                     73,600
  2,000   Michaels Stores, Inc.                                                                 66,120
 *2,000   Starbucks, Corp.                                                                     100,200
                                                                                        --------------
                                                                                               239,920
Semiconductors - 0.7%
 *5,000   LSI Logic Corp.                                                                       49,250
                                                                                        --------------
                                                                                                49,250
Software - 3.5%
  1,000   Autodesk, Inc.                                                                        46,440
 *3,000   Salesforce.com, Inc.                                                                  69,360
 *2,000   The Dun & Bradstreet Corp.                                                           131,740
                                                                                        --------------
                                                                                               247,540
Telecommunications - 6.7%
  3,000   Corning, Inc.                                                                         57,990
  2,000   Harris Corp.                                                                          83,600
 *1,000   NII Holdings, Inc.                                                                    84,450
  2,000   Qualcomm, Inc.                                                                        89,500
 *3,000   Telewest Global, Inc.                                                                 68,850
 *2,000   AO VimpelCom - SP ADR (b)                                                             88,880
                                                                                        --------------
                                                                                               473,270
Toys/Games/Hobbies - 1.4%
  5,000   Hasbro, Inc.                                                                          98,250
                                                                                        --------------
                                                                                                98,250
Transportation - 3.2%
  2,000   Burlington Northern Santa Fe Corp.                                                   119,600
  2,000   Landstar System, Inc.                                                                 80,060
    500   Overseas Shipholding Group, Inc.                                                      29,165
                                                                                        --------------
                                                                                               228,825

                                                                                        --------------
TOTAL COMMON STOCK                                                                           6,864,166
   (COST $5,668,955)(a)


VARIABLE DEMAND NOTES - 2.8%
PRINCIPAL AMOUNT

198,800   Wisconsin Corp. Central Credit Union - 3.510%                                        198,800
                                                                                        --------------

TOTAL VARIABLE DEMAND NOTES                                                                    198,800
   (COST $198,800)(a)
                                                                                        --------------
TOTAL INVESTMENTS - 100.4%                                                                   7,062,966
   (COST $5,867,755)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.4%)                                                     (28,895)
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $7,034,070
                                                                                        ==============




(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,236,460 and the aggregate gross unrealized depreciation is $41,249 resulting in net unrealized appreciation of $1,195,211.

(b)  American Depository Receipt (ADR)

*Non-income producing security.




MONETTA BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005



COMMON STOCK - 58.9%
NUMBER OF SHARES                                                    MATURITY DATE         MARKET VALUE

Agriculture - 3.6%
 1,000   Altria Group, Inc.                                                                    $73,710
 2,500   Archer-Daniels-Midland Co.                                                             61,650
                                                                                        --------------
                                                                                               135,360
Banks - 1.3%
 1,000   Wachovia Corp.                                                                         47,590
                                                                                        --------------
                                                                                                47,590
Building Materials - 0.8%
 1,000   Masco Corp.                                                                            30,680
                                                                                        --------------
                                                                                                30,680
Computers - 3.3%
 1,500   Electronic Data Systems Corp.                                                          33,660
 2,000   Hewlett-Packard Co.                                                                    58,400
*1,000   NCR Corp.                                                                              31,910
                                                                                        --------------
                                                                                               123,970
Diversified Financial Services - 3.8%
 1,000   Citigroup, Inc.                                                                        45,520
*3,000   E*TRADE Financial Corp.                                                                52,800
 1,320   J.P. Morgan Chase & Co.                                                                44,788
                                                                                        --------------
                                                                                               143,108
Electric - 1.2%
 1,500   Duke Energy Corp.                                                                      43,755
                                                                                        --------------
                                                                                                43,755
Healthcare-Products - 1.7%
 1,000   Johnson & Johnson                                                                      63,280
                                                                                        --------------
                                                                                                63,280
Healthcare-Services - 2.5%
 1,000   HCA, Inc.                                                                              47,920
  *600   WellPoint, Inc.                                                                        45,492
                                                                                        --------------
                                                                                                93,412
Household Products/Wares - 1.1%
   500   Fortune Brands, Inc.                                                                   40,665
                                                                                        --------------
                                                                                                40,665
Insurance - 4.2%
 1,000   American Int'l Group, Inc.                                                             61,960
 1,000   SAFECO Corp.                                                                           53,380
   500   The Chubb Corp.                                                                        44,775
                                                                                        --------------
                                                                                               160,115
Media - 6.2%
*2,000   Comcast Corp. - CL A                                                                   58,760
*4,000   Liberty Media Corp. - CL A                                                             32,200
 3,000   The Walt Disney Co.                                                                    72,390
 4,000   Time Warner, Inc.                                                                      72,440
                                                                                        --------------
                                                                                               235,790
Mining - 2.1%
   600   Phelps Dodge Corp.                                                                     77,958
                                                                                        --------------
                                                                                                77,958
Miscellaneous Manufacturing - 1.4%
  *117   Acco Brands Corp.                                                                       3,302
 1,500   General Electric Co.                                                                   50,505
                                                                                        --------------
                                                                                                53,807
Oil & Gas - 5.1%
   500   ChevronTexaco Corp.                                                                    32,365
 1,000   Valero Energy Corp.                                                                   113,060
 1,066   XTO Energy, Inc.                                                                       48,311
                                                                                        --------------
                                                                                               193,736
Oil & Gas Services - 2.4%
 1,000   Baker Hughes, Inc.                                                                     59,680
 1,000   Smith Int'l, Inc.                                                                      33,310
                                                                                        --------------
                                                                                                92,990
Pharmaceuticals - 6.7%
 1,000   Cardinal Health, Inc.                                                                  63,440
*1,500   Gilead Sciences, Inc.                                                                  73,140
 2,000   Pfizer, Inc.                                                                           49,940
 1,000   Schering-Plough Corp.                                                                  21,050
 1,000   Wyeth                                                                                  46,270
                                                                                        --------------
                                                                                               253,840
Retail - 1.9%
 1,000   Home Depot, Inc.                                                                       38,140
 1,000   McDonald's Corp.                                                                       33,490
                                                                                        --------------
                                                                                                71,630
Semiconductors - 1.9%
 1,500   Intel Corp.                                                                            36,975
 1,000   Texas Instruments, Inc.                                                                33,900
                                                                                        --------------
                                                                                                70,875
Software - 2.0%
 3,000   Microsoft Corp.                                                                        77,190
                                                                                        --------------
                                                                                                77,190
Telecommunications - 4.8%
 3,000   Motorola, Inc.                                                                         66,270
 1,200   Qualcomm, Inc.                                                                         53,700
 2,535   Sprint Nextel Corp.                                                                    60,282
                                                                                        --------------
                                                                                               180,252
Transportation - 0.9%
   500   Union Pacific Corp.                                                                    35,850
                                                                                        --------------
                                                                                                35,850

                                                                                        --------------
TOTAL COMMON STOCK                                                                          $2,225,853
   (COST $1,941,308)(a)


CORPORATE BONDS - 26.3%                                           MATURITY DATE           MARKET VALUE
PRINCIPAL AMOUNT

Auto - 0.5%
 20,000   Daimlerchrysler NA Holding Co. 4.875%                     06/15/10                    19,600
                                                                                        --------------
                                                                                                19,600
Banks - 2.8%
 25,000   Bank One Corp. 6.875%                                     08/01/06                    25,459
 25,000   Royal Bank of Scotland Group PLC 9.118%                   03/31/49                    29,065
 25,000   Washington Mutual, Inc. 5.625%                            01/15/07                    25,313
 25,000   Wells Fargo & Co. 5.125%                                  02/15/07                    25,146
                                                                                        --------------
                                                                                               104,983
Mortgage/Asset Backed - 0.8%
 30,000   Bear Stearns Commercial Mortgage
           Securities, Inc. 6.440%                                  06/16/30                    31,176
                                                                                        --------------
                                                                                                31,176
Cable TV - 0.3%
 10,000   Cox Communications, Inc. 3.875%                           10/01/08                     9,705
                                                                                        --------------
                                                                                                 9,705
Chemicals - 0.4%
 15,000   Chevron Phillips Chemical Co. 5.375%                      06/15/07                    15,125
                                                                                        --------------
                                                                                                15,125
Computers - 0.5%
 20,000   Hewlett-Packard Co. 3.625%                                03/15/08                    19,553
                                                                                        --------------
                                                                                                19,553
Electric - 6.3%
 20,000   Alabama Power Co. 2.800%                                  12/01/06                    19,624
 15,000   CILCorp, Inc. 8.700%                                      10/15/09                    16,947
 20,000   Constellation Energy Group 6.125%                         09/01/09                    20,828
 11,000   DPL, Inc. 6.875%                                          09/01/11                    11,853
 15,000   Duke Energy Corp. 7.375%                                  03/01/10                    16,396
 15,000   Firstenergy Corp. 5.500%                                  11/15/06                    15,127
 15,000   FPL Group Capital, Inc. 6.125%                            05/15/07                    15,349
 15,000   MidAmerican Energy Holdings 3.500%                        05/15/08                    14,487
 20,000   Nisource Finance Corp. 7.625%                             11/15/05                    20,074
 25,000   Pepco Holdings, Inc. 6.450%                               08/15/12                    26,740
 25,000   Progress Energy, Inc. 6.750%                              03/01/06                    25,223
 15,000   TXU Energy Co. 7.000%                                     03/15/13                    16,284
 20,000   Wisconsin Electric Power 3.500%                           12/01/07                    19,527
                                                                                        --------------
                                                                                               238,459
Energy - 1.6%
 25,000   Conoco Funding Co. 6.350%                                 10/15/11                    27,114
 20,000   Consolidated Natural Gas 5.375%                           11/01/06                    20,152
 15,000   Valero Energy Corp. 7.375%                                03/15/06                    15,158
                                                                                        --------------
                                                                                                62,424
Finance - 6.2%
 20,000   American General Finance 2.750%                           06/15/08                    18,997
 20,000   Amvescap, Inc. 5.900%                                     01/15/07                    20,246
 15,000   Boeing Capital Corp. 5.650%                               05/15/06                    15,130
 25,000   Countrywide Home Loan 5.500%                              08/01/06                    25,202
 15,000   General Electric Capital Corp. 8.625%                     06/15/08                    16,421
 25,000   General Motors Acceptance Corp 6.125%                     09/15/06                    25,079
 25,000   Household Finance Corp. 7.875%                            03/01/07                    26,097
 25,000   National Rural Utilities 6.000%                           05/15/06                    25,239
 20,000   Pemex Finance Ltd 9.030%                                  02/15/11                    22,213
 15,000   SLM Corp. 3.500%                                          09/30/06                    14,810
 25,000   Washington Mutual Finance (Citigroup, Inc.) 6.250%        05/15/06                    25,282
                                                                                        --------------
                                                                                               234,716
Food/Beverages - 1.1%
 20,000   Campbell Soup Co. 6.900%                                  10/15/06                    20,422
 20,000   Diageo Capital plc 3.375%                                 03/20/08                    19,412
                                                                                        --------------
                                                                                                39,834
Forestry - 0.2%
  9,000   Weyerhaeuser Co. 6.125%                                   03/15/07                     9,172
                                                                                        --------------
                                                                                                 9,172
Insurance - 1.1%
 15,000   GE Global Insurance Holdings 7.500%                       06/15/10                    16,318
 25,000   Reinsurance Group of America 6.750%                       12/15/11                    26,796
                                                                                        --------------
                                                                                                43,114
Medical - 0.4%
 15,000   Quest Diagnostic, Inc. 6.750%                             07/12/06                    15,234
                                                                                        --------------
                                                                                                15,234
Multimedia - 0.5%
 16,000   Time Warner Cos, Inc. 8.180%                              08/15/07                    16,955
                                                                                        --------------
                                                                                                16,955
Regional Authority - 1.5%
 25,000   Province of British Columbia 4.300%                       05/30/13                    24,507
 25,000   Quebec Province 7.125%                                    02/09/24                    31,055
                                                                                        --------------
                                                                                                55,562
Telephone - 2.1%
 10,000   Deutsche Telekom Int'l Finance 8.000%                     06/15/10                    11,337
 15,000   France Telecom 7.750%                                     03/01/11                    17,032
 25,000   New Cingular Wireless Services 7.350%                     03/01/06                    25,290
 25,000   Verizon Pennsylvania 5.650%                               11/15/11                    25,610
                                                                                        --------------
                                                                                                79,269

                                                                                        --------------
TOTAL CORPORATE BONDS                                                                         $994,881
   (COST $994,544)(a)


U.S. GOVERNMENT AGENCIES - 11.9%
PRINCIPAL AMOUNT

 25,000   Federal National Mortgage Association 3.750%              09/15/08                    24,488
100,000   Private Export Funding 5.685%                             05/15/12                   106,263
 60,000   Tennessee Valley Authority 4.700%                         07/15/33                    57,929
                                                                                        --------------

TOTAL U.S. GOVERNMENT AGENCIES                                                                 188,680
   (COST $ 190,001)(a)


U.S. TREASURY NOTEs - 6.9%
125,000   U.S. Treasury Note 6.500%                                 11/15/26                   156,309
105,000   U.S. Treasury Note 4.250%                                 08/15/13                   104,639
                                                                                        --------------

TOTAL U.S. TREASURY NOTES                                                                      260,948
   (COST $246,622)(a)


VARIABLE DEMAND NOTES - 2.8%
PRINCIPAL AMOUNT

104,230   Wisconsin Corp. Central Credit Union - 3.510%                                        104,230
                                                                                        --------------

TOTAL VARIABLE DEMAND NOTES                                                                    104,230
   (Cost $104,230)(a)                                                                   --------------

TOTAL INVESTMENTS - 99.9%                                                                    3,774,592
   (Cost $3,476,705)(a)

OTHER Net ASSETS LESS LIABILITIES - 0.1%                                                         2,469
                                                                                        --------------

TOTAL NET ASSETS                                                                            $3,777,061
                                                                                        ==============


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $331,051 and aggregate gross unrealized depreciation is $33,164 resulting in net unrealized appreciation of $297,887.

*  Non-income producing security.






MONETTA INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005



CORPORATE BONDS - 74.7%
PRINCIPAL AMOUNT                                                   MATURITY DATE          MARKET VALUE

Auto - 0.9%
  75,000   Daimlerchrysler NA Holding Co. 4.875%                      06/15/10                 $73,501
                                                                                        --------------
                                                                                                73,501
Banks - 7.6%
  150,000  Bank One Corp. 6.875%                                      08/01/06                 152,757
  175,000  Royal Bank of Scotland Group PLC 9.118%                    03/31/49                 203,456
  125,000  Washington Mutual, Inc. 5.625%                             01/15/07                 126,563
  165,000  Wells Fargo & Co. 5.125%                                   02/15/07                 165,960
                                                                                        --------------
                                                                                               648,736
Mortgage/Asset Backed - 2.2%
  180,000  Bear Stearns Commercial Mortgage
             Securities, Inc. 6.440%                                  06/16/30                 187,057
                                                                                        --------------
                                                                                               187,057
Cable TV - 2.5%
   90,000  Cox Communications, Inc. 3.875%                            10/01/08                  87,341
  125,000  TCI Communications, Inc. 6.875%                            02/15/06                 125,956
                                                                                        --------------
                                                                                               213,297
Chemicals - 1.3%
  110,000  Chevron Phillips Chemical Co. 5.375%                       06/15/07                 110,920
                                                                                        --------------
                                                                                               110,920
Computers - 1.1%
  100,000  Hewlett-Packard Co. 3.625%                                 03/15/08                  97,766
                                                                                        --------------
                                                                                                97,766
Electric - 15.7%
  100,000  Alabama Power Co. 2.800%                                   12/01/06                  98,120
  135,000  CILCorp, Inc. 8.700%                                       10/15/09                 152,523
  100,000  Constellation Energy Group 6.125%                          09/01/09                 104,143
   80,000  DPL, Inc. 6.875%                                           09/01/11                  86,200
  135,000  Duke Energy Corp. 7.375%                                   03/01/10                 147,562
  135,000  Firstenergy Corp. 5.500%                                   11/15/06                 136,141
  110,000  FPL Group Capital, Inc. 6.125%                             05/15/07                 112,561
   50,000  MidAmerican Energy Holdings 3.500%                         05/15/08                  48,291
  125,000  Pepco Holdings, Inc. 6.450%                                08/15/12                 133,702
  100,000  PSEG Power LLC 6.875%                                      04/15/06                 101,194
  100,000  TXU Energy Co. 7.000%                                      03/15/13                 108,563
  105,000  Wisconsin Electric Power 3.500%                            12/01/07                 102,514
                                                                                        --------------
                                                                                             1,331,514
Energy - 4.3%
  150,000  Conoco Funding Co. 6.350%                                  10/15/11                 162,682
  100,000  Consolidated Natural Gas 5.375%                            11/01/06                 100,762
  100,000  Valero Energy Corp. 7.375%                                 03/15/06                 101,050
                                                                                        --------------
                                                                                               364,494
Finance - 15.7%
  100,000  American General Finance 2.750%                            06/15/08                  94,987
   50,000  Amvescap, Inc. 5.900%                                      01/15/07                  50,615
  129,000  Boeing Capital Corp. 5.650%                                05/15/06                 130,117
  125,000  Countrywide Home Loan 5.500%                               08/01/06                 126,008
  160,000  General Electric Capital Corp. 8.625%                      06/15/08                 175,154
  100,000  General Motors Acceptance Corp. 6.125%                     09/15/06                 100,318
  125,000  Household Finance Corp. 7.875%                             03/01/07                 130,485
  115,000  National Rural Utilities 6.000%                            05/15/06                 116,101
  155,000  Pemex Finance Ltd 9.030%                                   02/15/11                 172,148
  115,000  SLM Corp. 3.500%                                           09/30/06                 113,544
  125,000  Washington Mutual Finance (Citigroup, Inc.) 6.250%         05/15/06                 126,411
                                                                                        --------------
                                                                                             1,335,888
Food/Beverages - 2.3%
  100,000  Campbell Soup Co. 6.900%                                   10/15/06                 102,109
  100,000  Diageo Capital plc 3.375%                                  03/20/08                  97,063
                                                                                        --------------
                                                                                               199,172
Insurance - 4.4%
  172,000  GE Global Insurance Holdings 7.500%                        06/15/10                 187,109
  175,000  Reinsurance Group of America 6.750%                        12/15/11                 187,572
                                                                                        --------------
                                                                                               374,681
Medical - 1.2%
  100,000  Quest Diagnostic, Inc. 6.750%                              07/12/06                 101,559
                                                                                        --------------
                                                                                               101,559
Regional Authority - 1.2%
  100,000  Province of British Columbia 4.300%                        05/30/13                  98,027
                                                                                        --------------
                                                                                                98,027
Special Purpose Entity - 4.9%
  411,000  Trains-BBB-5-2002 6.554% (b)                               08/15/08                 417,782
                                                                                        --------------
                                                                                               417,782
Telephone - 9.4%
   95,000  AT&T Corp. 7.750%                                          03/01/07                  98,391
  125,000  Deutsche Telekom Int'l Finance 8.000%                      06/15/10                 141,716
  135,000  France Telecom 7.750%                                      03/01/11                 153,288
  125,000  New Cingular Wireless Services 7.350%                      03/01/06                 126,452
  125,000  Sprint Capital Corp. 6.000%                                01/15/07                 127,083
  150,000  Verizon Pennsylvania 5.650%                                11/15/11                 153,659
                                                                                        --------------
                                                                                               800,589

TOTAL CORPORATE BONDS
   (COST $6,343,475)(a)                                                                      6,354,983


U.S. GOVERNMENT AGENCIES - 11.2%
PRINCIPAL AMOUNT
  160,000  Federal National Mortgage Association 3.750%               09/15/08                 156,727
  160,000  Federal Home Loan Mortgage Corp. 3.375%                    08/23/07                 157,234
  600,000  Private Export Funding 5.685%                              05/15/12                 637,577
                                                                                        --------------

TOTAL U.S. GOVERNMENT AGENCIES                                                                 951,538
   (COST $957,345)(a)


U.S. TREASURY NOTES - 13.1%
PRINCIPAL AMOUNT
  940,000  U.S. Treasury Note 4.750%                                  05/15/14                 968,420
  150,000  U.S. Treasury Note 3.375%                                  10/15/09                 145,365
                                                                                        --------------

TOTAL U.S. TREASURY NOTES                                                                    1,113,785
   (COST $1,133,399)(a)


TOTAL INVESTMENTS - 99.0%                                                                    8,420,306
   (COST $8,434,219)(a)

OTHER NET ASSETS LESS LIABILITIES - 1.0%                                                        81,482
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $8,501,788
                                                                                        ==============



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $75,252 and aggregate gross unrealized depreciation is $89,165, resulting in net unrealized depreciation of $13,913.

(b) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.






MONETTA GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005



U.S. GOVERNMENT AGENCIES - 97.2%                                              VALUE

FEDERAL NATIONAL
  MORTGAGE ASSOCIATION - 60.7%
PRINCIPAL
AMOUNT
  705,000  3.680% DUE 11/28/05                                             $700,820
  280,000  3.660% DUE 11/16/05                                              278,691
  645,000  3.460% DUE 10/03/05                                              644,876
                                                                     --------------
                                                                          1,624,387
FEDERAL HOME LOAN MORTGAGE CORP. - 36.5%
PRINCIPAL
AMOUNT
  550,000  3.580% DUE 10/25/05                                              548,687
  250,000  3.550% DUE 11/03/05                                              249,186
  180,000  3.560% DUE 10/18/05                                              179,698
                                                                     --------------
                                                                            977,571

                                                                     --------------
TOTAL INVESTMENTS - 97.2%
  (COST  $2,601,958) (a)                                                  2,601,958

OTHER NET ASSETS LESS LIABILITIES - 2.8%                                     75,788
                                                                     --------------

TOTAL NET ASSETS - 100%                                                  $2,677,746
                                                                     ==============



(a)  Cost is identical for book and tax purposes.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 14, 2005
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 14, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 14, 2005
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 14, 2005
    ----------------------------------------------------------------------------